Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale
Within 3 months	$ 0
3 to 12 months	0
1 to 5 years	930,247
5 to 10 years	183,155
Over 10 years	0
No specific or single maturity	2,360,328
Carrying amount	3,473,730	$ 2,661,116
US government and federal agencies
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	640,654
5 to 10 years	183,155
Over 10 years	0
No specific or single maturity	2,319,815
Carrying amount	3,143,624	2,566,066
Held-to-maturity
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,763,344
Carrying amount	2,763,344
Non-US governments debt securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	289,593
5 to 10 years	0
Over 10 years	0
No specific or single maturity	0
Carrying amount	289,593	22,408
Asset-backed securities - Student loans
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	13,174
Carrying amount	13,174	12,945
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	27,339
Carrying amount	$ 27,339	$ 59,697